Condensed Balance Sheets (Unaudited) (Parenthetical)	Sep. 30, 2012	Mar. 31, 2012
Statement of Financial Position [Abstract]
Limited partners, units authorized	25,000	25,000
Limited partners, units issued	21,955	21,955
Limited partners, units outstanding	21,955	21,955